Condensed Consolidated Unaudited Interim Statements of Cash Flows € in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($) [1]	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)
Cash flows from operating activities
Loss for the period	€ (5,801)	$ (6,897)	€ (4,269)	€ (6,168)
Adjustments for:
Financing expenses, net	6,138	7,296	1,110	3,634
Profit from settlement of derivatives contract	(407)	(484)	0	0
Depreciation and amortization	7,056	8,387	1,447	2,975
Share-based payment transactions	13	15	20	50
Share of losses (profits) of equity accounted investees	772	918	(850)	(1,525)
Payment of interest on loan by an equity accounted investee	859	1,021	582	582
Change in trade receivables and other receivables	(2,124)	(2,525)	127	(3,868)
Change in other assets	(782)	(929)	(234)	179
Change in receivables from concessions project	757	900	704	1,426
Change in trade payables	(941)	(1,118)	(35)	190
Change in other payables	3,715	4,416	368	(1,226)
Income tax expense (tax benefit)	93	111	88	(125)
Income taxes paid	(15)	(18)	0	(119)
Interest received	921	1,095	869	2,075
Interest paid	(3,857)	(4,584)	(1,853)	(3,906)
Net cash provided by (used in) operating activities	6,397	7,604	(1,926)	(5,826)
Cash flows from investing activities
Acquisition of fixed assets	(63,793)	(75,824)	(81,280)	(128,420)
Acquisition of subsidiary, net of cash acquired	0	0	0	(7,464)
Repayment of loan by an equity accounted investee	1,400	1,664	1,923	1,978
Loan to an equity accounted investee	(244)	(290)	0	(181)
Advances on account of investments	(8)	(10)	0	(1,554)
Settlement of derivatives contract	(252)	(300)	0	0
Proceeds (investment) in restricted cash, net	(185)	(220)	22,580	23,092
Proceeds (investment) in short term deposit	8,533	10,142	0	(1,323)
Proceeds from marketable securities	1,785	2,122	0	1,800
Acquisition of marketable securities	0	0	0	(1,481)
Compensation as per agreement with Erez Electricity Ltd.	0	0	1,418	1,418
Net cash used in investing activities	(52,764)	(62,716)	(55,359)	(112,135)
Cash flows from financing activities
Sale of shares in subsidiaries to non-controlling interests	1,400	1,664	0	0
Proceeds from options	22	26	0	20
Cost associated with long term loans	(197)	(234)	0	(734)
Proceeds from long term loans	32,476	38,601	80,584	111,357
Repayment of long-term loans	(3,390)	(4,029)	(2,804)	(3,959)
Repayment of Debentures	(30,730)	(36,525)	(26,923)	(26,923)
Issuance of ordinary shares	0	0	13,188	21,275
Proceeds from issue of convertible debentures	15,571	18,508	0	0
Proceeds from issuance of Debentures, net	25,465	30,267	0	38,057
Issuance / exercise of warrants	3,675	4,368	320	2,544
Net cash from financing activities	44,292	52,646	64,365	141,637
Effect of exchange rate fluctuations on cash and cash equivalents	2,489	2,958	(357)	(1,340)
Increase in cash and cash equivalents	414	492	6,723	22,336
Cash and cash equivalents at the beginning of the period	66,845	79,451	44,509	44,509
Cash and cash equivalents at the end of the period	€ 67,259	$ 79,943	€ 51,232	€ 66,845

[1]	Convenience translation into US$ (exchange rate as at June 30, 2021: EUR 1 = US$ 1.189)